Average Annual Total Returns - New York Tax Exempt Series	Mar. 01, 2021
ICEBofAMerrillLynchYearMunicipalBondIndex [Member]
Average Annual Return:
1 Year	4.02%
5 Years	2.88%
10 Years	none
CLASS A
Average Annual Return:
1 Year	4.73%
5 Years	2.30%
10 Years	2.40%
CLASS A | After Taxes on Distributions
Average Annual Return:
1 Year	4.52%
5 Years	2.16%
10 Years	2.29%
CLASS A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.19%
5 Years	2.01%
10 Years	2.16%
CLASS W
Average Annual Return:
1 Year	5.33%
5 Years	2.51%
10 Years	2.51%